UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 7, 2005

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		75
Form 13F Information Table Value Total:		$134,421


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2306    49460 SH       Sole                    49460
Avista (formerly Washington Wa COM              940688104      214    12200 SH       Sole                    12200
BP p.l.c. ADR                  COM              055622104     1772    28391 SH       Sole                    28391
BRE Properties                 COM              05564E106     2049    58056 SH       Sole                    57256               800
BellSouth Corp.                COM              079860102      422    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2692   105750 SH       Sole                   105050               700
Bunge Ltd.                     COM              G16962105     2667    49500 SH       Sole                    49500
Burlington Northern Santa Fe   COM              12189T104      224     4147 SH       Sole                     4147
CSX Corp.                      COM              126408103      304     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     2183    99500 SH       Sole                    98500              1000
ChevronTexaco Corporation      COM              166764100     7705   132134 SH       Sole                   131672               462
Con Agra Inc.                  COM              205887102      660    24438 SH       Sole                    24438
Consolidated Edison, Inc.      COM              209115104      207     4900 SH       Sole                     4900
DNP Select Income Fund (fmly.  COM              264324104     1952   181917 SH       Sole                   181917
Donnelley (RR) & Sons (New)    COM              257867101     2188    69200 SH       Sole                    68700               500
Dow Chemical Co.               COM              260543103      383     7675 SH       Sole                     7675
Du Pont                        COM              263534109     3222    62880 SH       Sole                    62880
Duke-Weeks Realty Corp.        COM              264411505      698    23400 SH       Sole                    22600               800
Edison International (formerly COM              281020107      445    12810 SH       Sole                    12810
Emerson Electric               COM              291011104     3662    56400 SH       Sole                    56100               300
ExxonMobil                     COM              30231g102     2517    42232 SH       Sole                    42232
General Electric               COM              369604103     1462    40553 SH       Sole                    40553
Gillette Co.                   COM              375766102     3785    74990 SH       Sole                    74490               500
GlaxoSmithKline plc            COM              37733W105     3194    69550 SH       Sole                    69050               500
Hawaiian Electric              COM              419870100     1342    52600 SH       Sole                    52600
Healthcare Property Investors, COM              421915109     1479    63000 SH       Sole                    63000
Healthcare Realty Trust        COM              421946104      383    10500 SH       Sole                    10500
Heinz (H.J.)                   COM              423074103     2169    58875 SH       Sole                    58575               300
Hillenbrand Industries         COM              431573104      621    11200 SH       Sole                    11200
Intel Corp.                    COM              458140100      739    31802 SH       Sole                    31802
Johnson & Johnson              COM              478160104     3151    46922 SH       Sole                    46922
Kimberly-Clark                 COM              494368103     1873    28500 SH       Sole                    28500
Liberty Media Corporation Clas COM              530718105     1464   141148 SH       Sole                   140108              1040
Liberty Media International Se COM              530719103      308     7038 SH       Sole                     6986                52
Lilly, Eli                     COM              532457108      858    16470 SH       Sole                    16470
Lincoln National Corp.         COM              534187109      673    14900 SH       Sole                    14900
Microsoft                      COM              594918104     2909   120354 SH       Sole                   119554               800
New Plan Excel Realty Trust    COM              648053106     1974    78600 SH       Sole                    78100               500
Norfolk Southern               COM              655844108      296     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1849   148184 SH       Sole                   148184
PACCAR Inc.                    COM              693718108      261     3600 SH       Sole                     3600
PG&E Corporation               COM              69331C108     1037    30412 SH       Sole                    30412
Pepsico Inc.                   COM              713448108     2475    46665 SH       Sole                    46365               300
Pfizer Inc.                    COM              717081103     1543    58725 SH       Sole                    58725
Plum Creek Timber Company, Inc COM              729251108     3293    92250 SH       Sole                    91750               500
Preferred Voice, Inc.          COM              740432109        2    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    17263   325708 SH       Sole                   325708
Rayonier Inc.                  COM              754907103     1189    24000 SH       Sole                    23800               200
Royal Dutch Petroleum          COM              780257804      303     5050 SH       Sole                     5050
SBC Communications             COM              78387G103     2475   104469 SH       Sole                   103885               584
Safeguard Scientifics          COM              786449108      244   171550 SH       Sole                   171550
Safeway Inc.                   COM              786514208      309    16700 SH       Sole                    16700
Sara Lee                       COM              803111103     1935    87307 SH       Sole                    86807               500
Schering Plough                COM              806605101     1083    59660 SH       Sole                    59160               500
Scottish Power PLC ADS (frmly  COM              81013t705      298     9557 SH       Sole                     9557
The India Fund                 COM              454089103      706    25986 SH       Sole                    25986
Unilever PLC                   COM              904767704     2496    62400 SH       Sole                    62400
Union Pacific Corp.            COM              907818108      383     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      367    17600 SH       Sole                    17600
United Technologies            COM              913017109     2238    22018 SH       Sole                    22018
Verizon Corporation            COM              92343V104     1608    45294 SH       Sole                    45294
Washington REIT SBI            COM              939653101      201     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1803    35300 SH       Sole                    35100               200
ASA (Bermuda) Limited          COM              002050102     2640    67750 SH       Sole                    67250               500
Central Fund of Canada Ltd.    COM              153501101     2291   426650 SH       Sole                   426650
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103       96   104500 SH       Sole                   104500
Freeport McMoRan Copper & Gold COM              35671D857      879    22200 SH       Sole                    22200
Goldcorp, Inc.                 COM              380956409     2252   158500 SH       Sole                   157000              1500
Hecla Mining                   COM              422704106      510    93000 SH       Sole                    93000
IAMGOLD Corporation            COM              450913108      777   126500 SH       Sole                   126500
Kinross Gold Corporation       COM              496902404      247    41200 SH       Sole                    41200
Newmont Mining                 COM              651639106     6078   143851 SH       Sole                   142851              1000
Pan American Silver Corp.      COM              697900108     1852   116800 SH       Sole                   116800
Lehman Brothers Holdings 6.5%  PFD              524908720     3411   129700 SH       Sole                   128700              1000
Pimco High Income Fund Ser. T  COM              722014305      875       35 SH       Sole                       33                 2